Net Investment Income	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Net Investment Income
31	NET INVESTMENT INCOME
Net investment income for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Net loss from disposal of debt instruments	¥(107,335)	¥(45,357)	¥(85,823)
Dividend income	128,021	124,326	115,667

Total net investment income	¥20,686	¥78,969	¥29,844

Dividend income from equity instruments at fair value through other comprehensive income which were derecognized during the fiscal years ended March 31, 2026, 2025 and 2024 were ¥3,829 million, ¥4,708 million and ¥5,015 million, respectively.